Foreign Net Revenue	3 Months Ended
Dec. 31, 2015
Revenue and Total Property From External Customers Attributed To Foreign Countries By Geographic Area Disclosure [Abstract]
Foreign Net Revenue

10. Foreign Net Revenue

Foreign (Canadian) net revenue totaled $45.1 million and $45.6 million in the three months ended December 31, 2015 and 2014, respectively.